Leases - Additional Information (Detail)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2019 ft²	Jun. 30, 2018 ft²	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) ft²	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Lessee Lease Description [Line Items]
Tenant improvement allowance				$ 15,700,000
Amount form letter of credit			$ 1,472,000	$ 1,472,000	$ 1,472,000	$ 1,472,000	$ 200,000
Operating term				10 years		10 years
Operating lease, renewal period				10 years		10 years
Operating lease term				The lease is over a ten-year term with an option to renew for a period of ten years.		The lease is over a ten-year term with an option to renew for a period of ten years.
Operating sublease, impairment charges				$ 1,158,000
Rent expense			$ 200,000		$ 800,000
Weighted average remaining lease term for operating leases				9 years 6 months
Weighted average discount rate for operating leases				8.80%
Offices and Laboratory Facilities | South San Francisco
Lessee Lease Description [Line Items]
Area under lease | ft²		105,000
Area under lease | ft²	25,000			16,000
Lease expiration date				2019-04
Sublease commencement date				2019-06
Sublease term	30 months
Operating sublease, option to extend				The sublessor has the option to extend the Sublease for one additional year subject to the consent of the Company.
Sublease renewal period	1 year
Operating sublease, existence of option to extend				true
Ongoing loss over sublease period				$ 0
Offices and Laboratory Facilities | South San Francisco | General and Administrative
Lessee Lease Description [Line Items]
Operating sublease, impairment charges				$ 1,200,000
Laboratory Facilities | Milpitas
Lessee Lease Description [Line Items]
Area under lease | ft²				9,000
Operating lease, renewal period				4 years
Operating lease term				The Company also leases approximately 9,000 square feet of laboratory facilities in Milpitas under an agreement that ends in January 2022 with an option to extend for four years.
Lease expiration date				2022-01